Related Party and Transaction and Balances with Related Parties	12 Months Ended
Dec. 31, 2024
Related Party and Transaction and Balances with Related Parties [Abstract]
RELATED PARTY AND TRANSACTION AND BALANCES WITH RELATED PARTIES

9. RELATED PARTY AND TRANSACTION AND BALANCES WITH RELATED PARTIES

The table below shows the major related parties and their relationships with the Company as of December 31, 2022, 2023 and 2024:

Name of related parties	Relationship with the Company
Mr. Jianfei Zhang	Controlling shareholder and CEO of the Company
Jinxu (Hainan) Investment Partnership (Limited Partnership)	The entity wholly owns MIGHTY (BVI) LTD, which is a shareholder of the Company

Balances with related parties

As of December 31, 2023 and 2024, the balances with related parties were as follows:

	As of
	December 31, 2023	December 31, 2024
Advance to a related party
Mr. Jianfei Zhang(a)	$—	$50,000

Due to related parties
Mr. Jianfei Zhang(b)	985,043	—
Jinxu (Hainan) Investment Partnership (Limited Partnership) (b)	6,984	—

(a)	The Company advanced fund to Mr. Jianfei Zhang, our CEO, to serve as the petty cash fund for business-related expenses, such as business trips and other costs associated with supporting our business expansion.
(b)	The balance represents the advance funds from related parties for daily operational purposes. The funds are interest-free, unsecured and repayable on demand.